Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 11. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in Dominion Energy’s carrying amount and segment allocation of goodwill are presented below:

	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Total
(millions)
Dominion Energy
Balance at December 31, 2020(1)	$2,106	$1,521	$492	$110	$4,229
Acquisition of Birdseye(2)	—	—	24	—	24
Balance at December 31, 2021(1)	$2,106	$1,521	$516	$110	$4,253
Sale of Hope(2)	—	—	—	(110)	(110)
Balance at December 31, 2022(1)	$2,106	$1,521	$516	$—	$4,143

(1)
Goodwill amounts do not contain any accumulated impairment losses.
(2)
See Note 3 for more information.

Other Intangible Assets

The Companies’ other intangible assets are subject to amortization over their estimated useful lives. Dominion Energy’s amortization expense for intangible assets was $103 million, $70 million and $63 million for the years ended December 31, 2022, 2021 and 2020, respectively. In 2022, Dominion Energy acquired $478 million of intangible assets, primarily representing RGGI allowances and software, with an estimated weighted-average amortization period of approximately 3 years. Amortization expense for Virginia Power’s intangible assets was $67 million, $31 million and $28 million for the years ended December 31, 2022, 2021 and 2020, respectively. In 2022, Virginia Power acquired $430 million of intangible assets, primarily representing RGGI allowances and software, with an estimated weighted-average amortization period of 2 years.

The components of intangible assets are as follows:

	2022		2021
At December 31,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
(millions)
Dominion Energy
Software, licenses and other(1)	$1,723	$927	$1,324	$612
Virginia Power
Software, licenses and other(1)	$1,113	$577	$685	$290
(1)
Includes $253 million and $158 million of RGGI allowances purchased and consumed in 2022 and 2021, respectively, with deferral to a regulatory asset.

Annual amortization expense for these intangible assets is estimated to be as follows:

	2023	2024	2025	2026	2027
(millions)
Dominion Energy	$68	$61	$54	$43	$25
Virginia Power	$33	$30	$26	$20	$10